RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Agreements and Transactions
The following table reflects our related party transactions under other agreements with Brookfield recorded in the statements of operations:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Administration fees to Brookfield	4	2	8	4
Investment management fees to Brookfield(1)	92	55	160	107
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(1)The Company had $92 million and $57 million of investment management fees payable to Brookfield as of June 30, 2026 and 2025, respectively, which are included in “Due to related parties” on the statements of financial position. The remaining “Due to related parties” balances as of June 30, 2026 and 2025 are primarily related to accounts and loans payable to Brookfield and its subsidiaries.